Employees' Stock Incentive Plans and Management Incentive Plans (Compensation Costs Related to Equity Plans) (Details) (Stock Option and Restricted Stock Plans [Member], Selling, General and Administrative Expenses [Member], USD $)
In Millions, unless otherwise specified
	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Stock Option and Restricted Stock Plans [Member] | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation cost	$ 26.3	$ 2.6	$ 33.7	$ 36.5	$ 32.7
Tax benefit	8.0	0.9	10.8	12.0	10.4
After-tax compensation cost	$ 18.3	$ 1.7	$ 22.9	$ 24.5	$ 22.3